Post-Retirement Obligation- Summary of Independent Actuaries Estimate for the Expense Amount (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Cost of current service	R$ 19	R$ 17	R$ 17
Interest on the actuarial obligation	1,246	1,263	1,153
Total expense in 2018 as per actuarial opinion	390	781	545
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Total expense in 2018 as per actuarial opinion	374	274	535
Health plan [member]
Disclosure of defined benefit plans [line items]
Cost of current service	11	9	7
Interest on the actuarial obligation	178	173	135
Total expense in 2018 as per actuarial opinion	22	305	138
Dental plan [member]
Disclosure of defined benefit plans [line items]
Cost of current service			1
Interest on the actuarial obligation	3	4	3
Total expense in 2018 as per actuarial opinion	(1)	6	(4)
Life insurance [member]
Disclosure of defined benefit plans [line items]
Total expense in 2018 as per actuarial opinion	(5)	R$ 196	R$ (124)
2017 business year [Member]
Disclosure of defined benefit plans [line items]
Cost of current service	15
Interest on the actuarial obligation	1,161
Expected return on the assets of the Plan	(771)
Total expense in 2018 as per actuarial opinion	405
2017 business year [Member] | Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Cost of current service	3
Interest on the actuarial obligation	959
Expected return on the assets of the Plan	(771)
Total expense in 2018 as per actuarial opinion	191
2017 business year [Member] | Health plan [member]
Disclosure of defined benefit plans [line items]
Cost of current service	10
Interest on the actuarial obligation	173
Total expense in 2018 as per actuarial opinion	183
2017 business year [Member] | Dental plan [member]
Disclosure of defined benefit plans [line items]
Interest on the actuarial obligation	4
Total expense in 2018 as per actuarial opinion	4
2017 business year [Member] | Life insurance [member]
Disclosure of defined benefit plans [line items]
Cost of current service	2
Interest on the actuarial obligation	25
Total expense in 2018 as per actuarial opinion	R$ 27